FAIR VALUE MEASUREMENTS	12 Months Ended
Mar. 31, 2015
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

18.FAIR VALUE MEASUREMENTS

(a)	Measured on recurring basis

The Group measured its financial assets including foreign currency forward contracts at fair value on a recurring basis as March 31, 2014 and 2015.

The Group purchased foreign currency forward contracts to protect against the adverse effect that exchange rate fluctuation may have on foreign currency denominated financing activities. Foreign currency forward contracts are marked to market based on the prevailing forward exchange rate quoted by the contracted bank (level 2 inputs). Assets and liabilities resulted from foreign currency forward contracts are recorded at its fair value.

Details of the outstanding foreign currency forward contracts as of March 31, 2014 and 2015 were as follows:

	As of March 31,
	2014	2015

Balance at beginning of year	$6,320	$6,377
Gain/(loss) from forward contracts	57	(8)
Settled	—	(6,369)

Balance at end of year	$6,377	$—

The fair value of the long term borrowing was classified as level 2 as set out in Note 12.

The Group did not have level 3 investments as of March 31, 2014 and 2015.

As of March 31, 2014 and 2015, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in period subsequent to their initial recognition is as follows:

	Fair Value Measurement at Reporting Date Using
	2014				2015
		Quoted				Quoted
		Prices in	Significant			Prices in	Significant
		Active Market	Other	Significant		Active Market	Other	Significant
	March 31,	for Identical	Observable	Unobservable	March 31,	for Identical	Observable	Unobservable
	2014	Assets	Inputs	Inputs	2015	Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)		(Level 1)	(Level 2)	(Level 3)
Foreign currency forward contracts	6,377	—	6,377	—	—	—	—	—

Outstanding on March 31 of year	$6,377	$—	$6,377	$—	$—	$—	$—	$—

(b)	Measured at fair value on a non-recurring basis

Goodwill, other intangible assets, equity method investment and cost method investment are measured at fair value on a nonrecurring basis and they are recorded at fair value only when impairment is recognized.

The Group measured the fair value of the purchased intangible assets using the “cost” and “income approach excess earnings” and “with & without” valuation method.

The Group measured the fair value of acquired intangible assets, equity method investment and cost method investment using income approach based on which to recognize the impairment loss in respective years. These assets are considered at level 3 assets because the Group used unobservable inputs to determine their fair values.. The Group estimated the fair value of these investee companies and acquired intangible assets based on discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital.

The Group did not recognize any impairment loss related to goodwill, acquired intangible assets equity method investment and cost method investment for the year ended March 31, 2014 and 2015. The fair value was determined using models with significant unobservable inputs (level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate.